Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Data (Unaudited) [Abstract]
Revenues from services	$ 5,252.1		$ 5,188.8		$ 5,040.7		$ 4,768.9		$ 5,202.6		$ 5,172.3		$ 5,206.7		$ 5,096.4		$ 20,250.5	[1]	$ 20,678.0	[1]	$ 22,006.0	[1]
Gross profit	886.6		853.6		836.4		790.1		876.7		856.2		861.7		847.4		3,366.7		3,442.0		3,706.3
Operating profit	167.0	[2]	162.4	[2]	128.1	[2]	54.4	[2]	104.9	[3]	118.6	[3]	94.4	[3]	93.8	[3]	511.9	[2]	411.7	[3]	524.2
Net earnings	101.2		94.7		68.2		23.9		53.3		63.1		41.0		40.2		288.0		197.6		251.6
Net earnings per share - basic (in dollars per share)	$ 1.28		$ 1.21		$ 0.88		$ 0.31		$ 0.68		$ 0.79		$ 0.51		$ 0.50		$ 3.69		$ 2.49		$ 3.08
Net earnings per share - diluted (in dollars per share)	$ 1.25	[4]	$ 1.18	[4]	$ 0.87	[4]	$ 0.31	[4]	$ 0.68	[5]	$ 0.79	[5]	$ 0.51	[5]	$ 0.50	[5]	$ 3.62	[4]	$ 2.47	[5]	$ 3.04
Dividends per share (in dollars per share)	$ 0.46		$ 0		$ 0.46		$ 0		$ 0.43		$ 0		$ 0.43		$ 0		$ 0.92		$ 0.86		$ 0.80
Market price [Abstract]
High (in dollars per share)	$ 86.66		$ 75.18		$ 58.23		$ 57.31		$ 42.93		$ 41.65		$ 47.90		$ 47.37
Low (in dollars per share)	$ 72.28		$ 54.65		$ 51.27		$ 43.49		$ 35.18		$ 32.41		$ 33.99		$ 36.76
Restructuring costs	$ 26.5		$ 8.1		$ 20.0		$ 34.8		$ 26.6		$ 1.2		$ 20.9		$ 0.1		$ 89.4		$ 48.8		$ 23.1
Reorganization costs per diluted share (in dollars per share)	$ 0.24		$ 0.08		$ 0.18		$ 0.32		$ 0.23				$ 0.17

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2013 2012 2011 United States $3,080.8 $3,132.0 $ 3,254.6 France 5,313.6 5,448.3 6,201.9 Italy 1,093.0 1,061.6 1,277.1 United Kingdom 1,884.5 1,898.1 1,880.4 Total Foreign 17,169.7 17,546.0 18,751.4
[2]	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included restructuring costs of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.
[5]	Included in the results are restructuring costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.